Goodwill and Other Intangibles - Summary of Goodwill by Segment (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in goodwill [abstract]
Accumulated impairment	$ 0	$ 0